Share-Based Compensation - Summary of Restricted Shares Activities (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	613,852	743,955	0
Number of shares, Vested		(91,431)
Number of shares, Granted		743,955
Number of shares, Forfeited	(38,672)
Weighted average grant date fair value, Outstanding	$ 8.79	$ 8.74	$ 0
Weighted average grant date fair value, Vested		8.92
Weighted average grant date fair value, Granted		$ 8.74
Weighted average grant date fair value, Forfeited	$ 7.76